UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund

Annual Report
January 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Massachusetts Municipal Income Fund	-4.24%	1.45%	2.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Massachusetts Municipal Income Fund on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,300
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$12,225 Fidelity® Massachusetts Municipal Income Fund
$12,650 Bloomberg Municipal Bond Index

Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds declined for the 12 months ending January 31, 2023, with a late-period rally partially offsetting a steep fall earlier on. The Bloomberg Municipal Bond Index returned -3.25% for the period. By early 2022, the Federal Reserve had begun its pivot from monetary easing to monetary tightening, tapering the large-scale asset purchases it restarted in 2020 amid the COVID-19 pandemic. In March, the Fed, faced with persistent inflationary pressure, began implementing an aggressive series of rate hikes, eventually raising its benchmark interest rate seven times, by a total of 4.25 percentage points, through mid-December. This helped push municipal bond yields to their highest level in more than a decade. Muni bond prices, which move inversely to yields, fell sharply. Credit spreads significantly widened, as investors demanded more yield for lower-quality munis as recession risk increased. In November, December and January, the tax-exempt market reversed course and rallied strongly (+7.99%) - including a gain of 2.87% in January - amid market expectations for the Fed to pause monetary policy tightening in 2023. Muni yields declined and prices rebounded. Favorable supply and demand was helpful; issuance remained subdued, while net inflows into munis turned positive. Muni tax-backed credit fundamentals were solid throughout the period and, for the most part, the risk of credit-rating downgrades appeared low. Shorter-duration (lower sensitivity to changes in interest rates) and higher-credit-quality munis led the way for the year.
Comments from Co-Portfolio Managers Michael Maka, Cormac Cullen and Elizah McLaughlin:
For the fiscal year ending January 31, 2023, the fund returned -4.24%, lagging the -3.30% result of the state-specific index, the Bloomberg Massachusetts Enhanced Municipal Bond Index Linked 08/01/2018, as well as the -3.25% result of the benchmark, the broad-based Bloomberg Municipal Bond Index. The past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the state-specific index, the fund's overweight exposure to lower-quality investment-grade securities, particularly in the hospital, airport and higher education segments, and underweight position in high-quality securities detracted as credit spreads widened during the period. Pricing-related factors significantly detracted as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. In contrast, a higher-than-average yield on the fund's underlying holdings provided a boost to the relative result. An overweight in bonds issued by Atrius Health, which was acquired by United Health's Optum, also meaningfully contributed to relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
Education	21.4%
General Obligations	21.2%
Health Care	14.6%
Special Tax	13.7%
Other	12.0%
Transportation	11.5%
Others* (Individually Less Than 5%)	5.6%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Municipal Bonds - 85.9%
	Principal Amount (a)	Value ($)
Massachusetts - 84.7%
Ashland Gen. Oblig. Series 2022:
4% 8/1/38	1,700,000	1,773,140
4% 8/1/39	1,685,000	1,750,489
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,463,889
Series 2020, 2.625% 10/15/50	6,880,000	4,869,755
Series 70 B, 5% 10/15/29	1,585,000	1,821,250
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	535,795
5% 7/1/26	925,000	1,003,208
5% 7/1/27	700,000	776,106
5% 7/1/30	480,000	532,361
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	1,979,814
Braintree Gen. Oblig. Series 2015, 5% 5/15/28	600,000	684,527
Cambridge Gen. Oblig. Series 12, 5% 1/1/24	340,000	340,768
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,361,942
Lowell Gen. Oblig. Series 2019, 5% 9/1/29	700,000	802,342
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,996
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2022 A1, 5% 7/1/39	3,435,000	4,019,862
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/34	2,955,000	3,777,493
Series 2020 B1, 5% 7/1/50	2,750,000	2,940,817
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,741,521
5% 2/1/40	4,750,000	5,429,436
Series 2021 23B, 5% 2/1/39	12,940,000	14,859,056
Series 2021 B, 5% 2/1/41	2,000,000	2,275,299
Series 22, 5% 8/1/37	4,110,000	4,658,141
Series 6, 5.5% 8/1/30	410,000	411,177
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	13,500,000	14,953,600
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,229,329
5% 6/1/36	3,035,000	3,373,969
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,600,000	26,731,413
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	16,002,853
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,544,367
5% 6/1/42	15,370,000	17,138,680
Series 2021 A:
4% 6/1/50	1,050,000	1,039,926
5% 6/1/41	8,140,000	9,243,502
5% 6/1/42	9,000,000	10,159,090
5% 6/1/43	3,000,000	3,379,513
5% 6/1/51	5,435,000	5,949,271
Series 2021 B, 5% 6/1/46	7,615,000	8,415,800
Series 2022 B, 5% 6/1/52	20,000,000	22,300,152
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/35	3,500,000	3,935,468
5% 1/1/37	2,000,000	2,205,468
Series C, 5% 1/1/34	8,585,000	9,803,782
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,528,743
5% 7/1/38	3,685,000	3,970,654
5% 7/1/39	4,450,000	4,781,307
5% 7/1/42	2,805,000	2,995,237
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,294,539
5% 4/1/34	2,500,000	2,774,941
5% 4/1/35	2,455,000	2,708,853
5% 4/1/37	1,500,000	1,635,495
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,416,799
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,715,887
5% 7/1/32	1,905,000	1,982,288
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	503,183
4% 10/1/25 (b)	500,000	504,384
4% 10/1/26 (b)	500,000	505,076
4% 10/1/27 (b)	350,000	353,698
5% 10/1/37 (b)	1,000,000	1,015,718
5% 10/1/47 (b)	1,000,000	985,985
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,061,706
5% 7/1/31	21,180,000	23,486,538
5% 7/1/32	985,000	1,088,463
5% 7/1/34	750,000	821,957
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	2,420,000	2,438,789
5% 7/1/24	2,000,000	2,052,543
5% 7/1/25	1,500,000	1,568,800
5% 7/1/26	1,935,000	2,056,095
5% 7/1/27	2,085,000	2,246,349
5% 7/1/28	4,300,000	4,622,475
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,065,779
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,220,889
5% 10/1/30	1,100,000	1,133,302
5% 10/1/31	1,200,000	1,233,861
5% 10/1/32	1,240,000	1,272,023
5% 10/1/33	1,235,000	1,263,525
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,341,086
5% 7/1/29	1,320,000	1,404,325
5% 7/1/30	1,390,000	1,478,093
5% 7/1/38	3,750,000	3,878,118
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,651,081
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,492,104
5% 10/1/35	1,495,000	1,556,482
5% 10/1/46	4,250,000	4,345,512
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,526,763
5% 1/1/31	1,580,000	1,671,945
5% 1/1/32	1,665,000	1,756,500
5% 1/1/33	1,745,000	1,834,606
5% 1/1/34	1,835,000	1,917,768
5% 1/1/35	1,000,000	1,041,526
5% 1/1/36	1,000,000	1,032,494
5% 1/1/42	5,775,000	5,861,596
5% 1/1/47	1,895,000	1,910,847
5% 1/1/53	3,425,000	3,441,235
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	17,486,776
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,044,081
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,568,708
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,439,062
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,331,704
Series 2012 C:
5.25% 7/1/25	1,000,000	1,002,110
5.25% 7/1/26	1,000,000	1,002,092
Series 2013 F:
4% 7/1/32	2,050,000	2,053,640
4% 7/1/43	21,685,000	20,072,553
5% 7/1/27	1,300,000	1,310,294
5% 7/1/37	3,925,000	3,942,003
Series 2013 G, 5% 7/1/44	10,360,000	10,002,670
Series 2014 A:
5% 3/1/32	1,700,000	1,747,711
5% 3/1/33	1,250,000	1,284,540
5% 3/1/34	4,375,000	4,492,575
5% 3/1/39	4,000,000	4,086,806
Series 2014 F:
5% 7/15/23	350,000	352,508
5% 7/15/24	400,000	403,342
5% 7/15/25	550,000	553,955
5% 7/15/26	500,000	503,765
5% 7/15/27	200,000	201,520
5% 7/15/28	320,000	322,436
5.625% 7/15/36	800,000	802,115
5.75% 7/15/43	4,700,000	4,712,950
Series 2015 D, 5% 7/1/44	10,975,000	11,146,382
Series 2015 H1:
5% 7/1/26	3,585,000	3,783,691
5% 7/1/29	3,750,000	3,958,461
5% 7/1/30	1,800,000	1,899,482
5% 7/1/31	1,190,000	1,255,435
5% 7/1/32	1,000,000	1,054,279
5% 7/1/33	1,000,000	1,053,130
Series 2015 K, 4% 10/1/30	500,000	505,368
Series 2015 Q:
5% 8/15/28	1,000,000	1,064,124
5% 8/15/29	1,000,000	1,063,870
5% 8/15/32	1,500,000	1,593,519
5% 8/15/33	1,550,000	1,644,671
5% 8/15/34	1,790,000	1,892,541
5% 8/15/38	1,690,000	1,768,175
Series 2015:
5% 1/1/25	3,525,000	3,629,649
5% 1/1/27	2,695,000	2,786,525
5% 1/1/28	1,850,000	1,911,522
5% 1/1/29	2,945,000	3,039,860
Series 2016 A:
5% 1/1/31	5,000	5,275
5.25% 1/1/42	7,000,000	7,212,997
Series 2016 E:
5% 7/1/31	1,000,000	1,048,076
5% 7/1/32	2,200,000	2,300,031
5% 7/1/33	1,500,000	1,563,895
5% 7/1/34	1,500,000	1,558,490
5% 7/1/35	1,500,000	1,550,161
5% 7/1/36	1,000,000	1,028,337
5% 7/1/37	2,000,000	2,044,606
Series 2016 I:
5% 7/1/25	510,000	530,733
5% 7/1/27	1,150,000	1,219,490
5% 7/1/27	1,100,000	1,169,036
5% 7/1/29	1,680,000	1,784,965
5% 7/1/30	2,400,000	2,536,106
5% 7/1/31	2,500,000	2,642,468
5% 7/1/32	1,960,000	2,067,181
5% 7/1/34	3,035,000	3,233,446
5% 7/1/36	2,000,000	2,104,846
5% 7/1/37	1,470,000	1,541,318
5% 7/1/38	1,000,000	1,046,322
5% 7/1/41	14,790,000	15,125,535
Series 2016 N:
5% 12/1/34	1,000,000	1,067,443
5% 12/1/36	2,520,000	2,655,380
Series 2016:
4% 10/1/36	1,250,000	1,266,830
5% 7/1/26	1,710,000	1,814,163
5% 7/1/29	2,000,000	2,120,291
5% 7/1/30	2,000,000	2,119,401
5% 7/1/31	1,700,000	1,800,831
5% 10/1/32	1,760,000	1,881,679
5% 9/1/33	475,000	510,661
5% 10/1/33	1,500,000	1,600,884
5% 10/1/34	1,500,000	1,595,001
5% 9/1/35	375,000	403,153
5% 10/1/35	1,500,000	1,586,418
5% 7/1/36	3,000,000	3,132,633
5% 9/1/36	315,000	337,870
5% 9/1/37	840,000	883,187
5% 10/1/37	2,000,000	2,097,638
5% 10/1/39	5,000,000	5,219,141
5% 7/1/40	5,325,000	5,543,749
5% 7/1/41	5,145,000	5,311,217
5% 10/1/43	5,000,000	5,086,064
5% 9/1/46	3,235,000	3,432,477
5% 10/1/46	4,000,000	4,139,220
5% 10/1/48	6,000,000	5,905,802
5% 9/1/52	9,115,000	9,415,612
Series 2017 A:
5% 1/1/35	2,000,000	2,107,643
5% 1/1/40	1,000,000	1,032,604
Series 2017 H:
5% 1/1/24	260,000	265,302
5% 1/1/24 (Escrowed to Maturity)	840,000	859,124
Series 2017:
5% 7/1/25	1,105,000	1,163,863
5% 7/1/26	160,000	168,472
5% 7/1/27	1,000,000	1,099,035
5% 10/1/28	465,000	513,118
5% 10/1/29	735,000	807,477
5% 7/1/37	600,000	618,378
5% 7/1/42	2,110,000	2,147,359
5% 10/1/42	4,000,000	4,207,696
5% 7/1/47	2,250,000	2,279,042
5% 10/1/47	5,510,000	5,707,399
Series 2018 J2, 5% 7/1/48	2,365,000	2,433,994
Series 2018:
5% 9/1/27	1,010,000	1,076,772
5% 9/1/29	1,390,000	1,490,370
5% 1/1/30	10,000	10,710
5% 9/1/31	1,530,000	1,632,868
5% 9/1/33	1,185,000	1,255,863
5% 9/1/38	4,805,000	4,973,425
5% 6/1/43	4,740,000	5,134,696
5% 9/1/43	4,445,000	4,535,085
5% 6/1/48	7,000,000	7,535,182
Series 2019 A:
5% 7/1/30	1,350,000	1,443,799
5% 7/1/31	1,350,000	1,435,559
5% 7/1/32	2,000,000	2,118,114
5% 7/1/33	2,300,000	2,423,667
5% 7/1/34	1,400,000	1,464,707
5% 7/1/34	1,015,000	1,074,775
5% 7/1/36	1,120,000	1,164,717
5% 7/1/38	735,000	757,050
5% 7/1/44	2,250,000	2,278,183
5% 7/1/49	3,500,000	3,524,041
Series 2019 K:
5% 7/1/23	500,000	504,192
5% 7/1/24	500,000	514,537
5% 7/1/25	1,250,000	1,316,887
5% 7/1/26	1,250,000	1,344,199
5% 7/1/33	2,000,000	2,251,598
5% 7/1/35	2,135,000	2,358,486
Series 2019 S1:
5% 10/1/25	1,965,000	2,100,039
5% 10/1/26	2,535,000	2,780,621
Series 2019 S2:
5% 10/1/32	1,410,000	1,600,463
5% 10/1/33	1,935,000	2,190,205
5% 10/1/34	2,165,000	2,436,147
Series 2020 A:
4% 7/1/39	2,455,000	2,380,625
4% 7/1/40	7,920,000	7,605,409
Series 2021 A:
4% 7/1/34	1,000,000	1,044,236
4% 7/1/35	1,000,000	1,029,351
4% 7/1/36	825,000	840,886
4% 7/1/37	1,000,000	1,011,419
4% 7/1/38	700,000	702,148
4% 7/1/39	1,400,000	1,395,260
5% 7/1/32	1,000,000	1,170,216
Series 2021 B:
4% 7/1/42	475,000	434,412
4% 7/1/50	2,135,000	1,850,231
Series 2021:
4% 7/1/40	4,160,000	3,503,591
4% 7/1/45	1,200,000	955,217
4% 7/1/50	1,750,000	1,335,836
Series 2022:
5% 7/1/37	800,000	850,624
5% 7/1/42	740,000	769,024
5% 7/1/52	2,300,000	2,348,193
Series A:
4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	13,440,000	14,865,183
5% 6/1/39 (Pre-Refunded to 6/1/29 @ 100)	6,760,000	7,874,290
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,728,425
Series G:
5% 7/15/23 (b)	120,000	120,860
5% 7/15/24 (b)	130,000	132,845
5% 7/15/25 (b)	120,000	123,398
5% 7/15/26 (b)	160,000	166,396
5% 7/15/27 (b)	170,000	178,360
5% 7/1/28	350,000	386,472
5% 7/15/28 (b)	175,000	184,936
5% 7/15/29 (b)	320,000	339,929
5% 7/1/30	225,000	255,810
5% 7/15/30 (b)	320,000	341,260
5% 7/15/31 (b)	350,000	364,255
5% 7/15/32 (b)	400,000	412,944
5% 7/1/33	550,000	618,608
5% 7/15/33 (b)	320,000	327,330
5% 7/1/34	250,000	280,002
5% 7/15/34 (b)	300,000	305,098
5% 7/15/35 (b)	270,000	271,171
5% 7/1/36	475,000	518,533
5% 7/15/36 (b)	235,000	233,528
5% 7/1/37	1,275,000	1,382,395
5% 7/15/37 (b)	250,000	247,155
5% 7/15/46 (b)	9,540,000	9,272,389
5% 7/1/50	4,700,000	4,876,871
Series J2:
5% 7/1/43	11,540,000	12,008,866
5% 7/1/53	4,500,000	4,581,050
Series K, 5% 7/1/27	1,150,000	1,223,831
Series N 2016, 5% 12/1/46	7,000,000	7,221,259
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,748,462
5% 1/1/27 (d)	1,000,000	1,033,256
Series 2015 A, 5% 1/1/25 (d)	5,450,000	5,647,693
Series 2016, 5% 7/1/24 (d)	7,120,000	7,312,034
Series 2017 A:
5% 7/1/23 (d)	2,500,000	2,523,034
5% 7/1/24 (d)	3,000,000	3,080,913
5% 7/1/25 (d)	4,500,000	4,704,260
5% 7/1/26 (d)	3,935,000	4,187,833
Series 2018 B:
5% 7/1/27 (d)	9,240,000	9,978,801
5% 7/1/28 (d)	2,325,000	2,533,216
Series 2019 B:
5% 7/1/23 (d)	500,000	504,607
5% 7/1/24 (d)	1,000,000	1,028,372
5% 7/1/25 (d)	1,365,000	1,425,986
5% 7/1/26 (d)	1,215,000	1,291,037
5% 7/1/28 (d)	1,000,000	1,089,555
5% 7/1/29 (d)	3,500,000	3,841,769
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,179,110
5% 7/1/29 (d)	1,950,000	2,140,414
5% 7/1/30 (d)	1,950,000	2,164,863
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,105,916
5% 7/1/28 (d)	1,850,000	2,015,677
5% 7/1/29 (d)	1,825,000	2,003,208
5% 7/1/30 (d)	1,125,000	1,248,959
5% 7/1/31 (d)	1,500,000	1,683,287
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,464,499
Series 2007 A, 3 month U.S. LIBOR + 0.570% 3.545% 5/1/37 (c)(e)	6,840,000	6,719,360
Series 2018 B, 5% 1/1/32	5,000,000	5,652,619
Series 2019 A:
5% 1/1/35	5,000,000	5,680,610
5% 1/1/37	10,000,000	11,164,762
5% 1/1/49	10,000,000	10,770,811
5.25% 1/1/33	21,110,000	24,594,847
Series 2019 D, 3% 5/1/36	5,000,000	4,807,657
Series 2020 C:
3% 3/1/47	5,810,000	4,791,509
3% 3/1/49	5,000,000	4,047,355
Series 2020 D:
3% 7/1/35	3,000,000	2,941,190
3% 7/1/39	3,460,000	3,164,159
3% 11/1/42	3,500,000	3,024,531
4% 11/1/36	1,500,000	1,591,146
4% 11/1/41	4,000,000	4,067,186
5% 7/1/48	18,695,000	20,527,168
Series 2021 B:
3% 4/1/48	21,500,000	17,549,321
3% 4/1/49	13,500,000	10,924,201
Series 2021 C:
3% 9/1/34	2,300,000	2,290,267
3% 9/1/36	5,000,000	4,760,124
Series 2021 D:
5% 9/1/48	6,880,000	7,640,142
5% 9/1/49	50,000,000	55,347,360
5% 9/1/50	1,785,000	1,972,435
Series 2022 B, 3% 2/1/48	38,250,000	31,243,223
Series 2022 C, 5.25% 10/1/52	1,690,000	1,926,004
Series 2022 E:
5% 11/1/49	13,805,000	15,449,641
5% 11/1/52	52,445,000	58,427,706
Series B:
5% 7/1/33	3,500,000	4,151,101
5% 7/1/34	2,000,000	2,352,550
Series C, 3% 3/1/48	5,000,000	4,082,638
Series D, 5% 7/1/45	3,415,000	3,777,683
Series E:
5% 9/1/29	7,115,000	8,195,602
5% 11/1/45	8,065,000	8,955,103
5% 11/1/50	23,480,000	25,736,874
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	580,000	579,353
Series 2011, 3.5% 12/1/49	3,295,000	3,294,962
Series 2017, 4% 6/1/43 (d)	800,000	799,853
Series 2020 A, 0.875% 12/1/23	1,990,000	1,962,997
Series 207, 4% 6/1/49	1,740,000	1,760,521
Series 214, 3.75% 12/1/49	4,590,000	4,618,094
Series 218, 3% 12/1/50	1,800,000	1,775,803
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,860,000	3,802,589
Series 2021 A2:
0.4% 6/1/24	875,000	845,631
0.45% 12/1/24	1,000,000	955,758
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,922,932
Series 2021, 3% 6/1/51	3,995,000	3,925,775
Series 2022 224, 5% 6/1/50	1,750,000	1,859,880
Series 220:
3% 12/1/50	3,340,000	3,293,446
5% 6/1/23	300,000	302,250
5% 12/1/23	100,000	101,935
5% 6/1/24	150,000	154,689
5% 12/1/24	215,000	224,354
5% 6/1/25	425,000	448,946
5% 12/1/25	150,000	160,467
5% 6/1/26	100,000	108,084
5% 12/1/26	125,000	136,595
5% 6/1/27	100,000	110,238
5% 12/1/27	185,000	206,055
5% 6/1/28	75,000	84,162
5% 12/1/28	230,000	259,832
5% 6/1/29	100,000	113,946
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,304,021
Series 2014 C:
5% 7/1/28	3,000,000	3,116,874
5% 7/1/29	4,205,000	4,365,084
Series 2015 A:
5% 7/1/28	460,000	490,833
5% 7/1/28 (d)	500,000	523,398
5% 7/1/29 (d)	1,245,000	1,301,116
5% 7/1/30 (d)	1,450,000	1,514,895
5% 7/1/40 (d)	2,000,000	2,051,224
5% 7/1/45 (d)	3,500,000	3,570,059
Series 2016 A:
5% 7/1/26	695,000	759,734
5% 7/1/28	760,000	831,298
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,494,143
5% 7/1/43 (d)	11,410,000	11,754,363
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,381,697
5% 7/1/31 (d)	1,095,000	1,180,512
5% 7/1/32 (d)	1,370,000	1,474,087
5% 7/1/33 (d)	1,250,000	1,341,884
5% 7/1/35 (d)	2,000,000	2,126,503
5% 7/1/36 (d)	1,720,000	1,818,787
5% 7/1/42 (d)	4,540,000	4,719,241
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,274,931
5% 7/1/30 (d)	725,000	806,273
5% 7/1/33 (d)	2,585,000	2,852,761
5% 7/1/34 (d)	5,605,000	6,154,674
5% 7/1/37 (d)	1,100,000	1,180,332
5% 7/1/40 (d)	950,000	1,010,049
Series 2019 B, 5% 7/1/44	5,000,000	5,481,470
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,885,538
5% 7/1/32 (d)	2,700,000	2,989,218
5% 7/1/38 (d)	5,000,000	5,354,286
5% 7/1/39 (d)	5,000,000	5,336,134
5% 7/1/49 (d)	2,500,000	2,609,454
Series 2021 A:
5% 7/1/38	2,125,000	2,441,230
5% 7/1/39	1,125,000	1,286,855
5% 7/1/40	1,045,000	1,189,635
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,437,735
Series 2021 D:
5% 7/1/46	3,180,000	3,552,382
5% 7/1/51	5,740,000	6,370,028
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,893,416
5% 7/1/40 (d)	4,000,000	4,319,800
5% 7/1/41 (d)	1,940,000	2,084,912
5% 7/1/51 (d)	11,775,000	12,399,510
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,999,002
5% 7/1/36 (d)	2,450,000	2,725,703
5% 7/1/39 (d)	1,460,000	1,596,537
5% 7/1/40 (d)	2,780,000	3,024,224
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/23 (d)	360,000	363,168
5% 7/1/24 (d)	615,000	633,312
5% 7/1/25 (d)	1,000,000	1,047,771
5% 7/1/28 (d)	1,500,000	1,649,995
5% 7/1/32 (d)	500,000	553,559
5% 7/1/34 (d)	1,250,000	1,372,586
5% 7/1/49 (d)	5,620,000	5,856,431
Series 2019 A, 4% 7/1/44 (d)	5,000,000	4,825,079
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	12,566,086
Series 2020 A, 3% 8/15/50	5,030,000	4,086,043
Series A:
5% 8/15/31	1,850,000	2,197,218
5% 8/15/32	1,500,000	1,772,216
5% 8/15/33	1,675,000	1,972,631
5% 8/15/34	3,000,000	3,508,257
5% 8/15/35	2,000,000	2,315,615
5% 8/15/37	1,400,000	1,592,915
5% 8/15/45	10,000,000	11,091,631
5% 8/15/50	16,615,000	18,289,981
Series B, 5% 11/15/39	1,975,000	2,125,693
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,783,265
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,938,582
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	22,629,584
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	18,127,044
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,492,659
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,248,001
Series 2021 A, 2% 5/1/37	1,060,000	836,377
Series 2022 A:
4% 5/1/36	600,000	641,810
4% 5/1/38	750,000	780,504
4% 5/1/40	1,000,000	1,022,224
4% 5/1/41	625,000	637,943
4% 5/1/42	550,000	557,108
5% 5/1/32	600,000	731,678
5% 5/1/33	500,000	607,655
5% 5/1/34	500,000	604,062
5% 5/1/35	500,000	597,445
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,832,993
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	11,028,041
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,691,286
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,544,863
5% 8/1/42	7,415,000	8,301,487
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	1,112,949
Series 2022 B, 5% 7/1/47	4,995,000	5,622,968
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	968,219
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,881,763
4% 8/15/40	1,995,000	2,050,316
4% 8/15/41	2,085,000	2,133,023
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,371,888
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	681,464
5% 5/1/35	2,000,000	2,253,744
5% 5/1/36	3,400,000	3,799,811
5% 5/1/37	3,200,000	3,552,556
5% 5/1/38	3,000,000	3,318,398
5% 5/1/39	2,000,000	2,203,698
TOTAL MASSACHUSETTS		1,671,175,808
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	4,958,466
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,033,738
5.625% 7/1/27	625,000	654,620
5.625% 7/1/29	1,925,000	2,046,615
5.75% 7/1/31	4,525,000	4,907,466
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,865,566
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	5,010,000	3,374,366
TOTAL PUERTO RICO		23,840,837
TOTAL MUNICIPAL BONDS (Cost $1,753,676,798)		1,695,016,645

Municipal Notes - 4.3%
	Principal Amount (a)	Value ($)
Massachusetts - 4.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.):
Series U-6C, 1.15% 2/1/23, LOC TD Banknorth, NA, VRDN (c)	36,080,000	36,080,000
Series U-6E, 1.15% 2/1/23, LOC TD Banknorth, NA, VRDN (c)	4,000,000	4,000,000
Series 2011 K1, 1.7% 2/7/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	5,550,000	5,550,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 1.1% 2/1/23, LOC TD Banknorth, NA, VRDN (c)	8,825,000	8,825,000
(Harvard Univ. Proj.) Series Y, 1.58% 2/7/23, VRDN (c)	5,000,000	5,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.45% 2/7/23, VRDN (c)	4,545,000	4,545,000
Series 2001 J2, 1.58% 2/7/23, VRDN (c)	12,000,000	12,000,000
Series 1997 P1, 1.55% 2/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,500,000	8,500,000

TOTAL MUNICIPAL NOTES (Cost $84,500,000)		84,500,000

TOTAL INVESTMENT IN SECURITIES - 90.2% (Cost $1,838,176,798)	1,779,516,645
NET OTHER ASSETS (LIABILITIES) - 9.8%	193,321,349
NET ASSETS - 100.0%	1,972,837,994

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,848,364 or 1.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,779,516,645	-	1,779,516,645	-
Total Investments in Securities:	1,779,516,645	-	1,779,516,645	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,838,176,798):		$1,779,516,645
Cash		186,737,628
Receivable for fund shares sold		1,225,984
Interest receivable		14,305,617
Prepaid expenses		1,479
Other receivables		4,844
Total assets		1,981,792,197
Liabilities
Payable for investments purchased	$2,905,000
Payable for fund shares redeemed	3,733,676
Distributions payable	1,543,140
Accrued management fee	560,364
Other affiliated payables	161,191
Other payables and accrued expenses	50,832
Total Liabilities		8,954,203
Net Assets		$1,972,837,994
Net Assets consist of:
Paid in capital		$2,051,138,832
Total accumulated earnings (loss)		(78,300,838)
Net Assets		$1,972,837,994
Net Asset Value , offering price and redemption price per share ($1,972,837,994 ÷ 173,058,478 shares)		$11.40

Statement of Operations
		Year ended January 31, 2023
Investment Income
Interest		$48,986,708
Expenses
Management fee	$6,609,394
Transfer agent fees	1,585,787
Accounting fees and expenses	347,791
Custodian fees and expenses	17,783
Independent trustees' fees and expenses	6,658
Registration fees	39,574
Audit	54,984
Legal	4,135
Miscellaneous	12,557
Total expenses before reductions	8,678,663
Expense reductions	(53,334)
Total expenses after reductions		8,625,329
Net Investment income (loss)		40,361,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,291,630)
Total net realized gain (loss)		(20,291,630)
Change in net unrealized appreciation (depreciation) on investment securities		(121,383,216)
Net gain (loss)		(141,674,846)
Net increase (decrease) in net assets resulting from operations		$(101,313,467)
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,361,379	$46,528,466
Net realized gain (loss)	(20,291,630)	10,629,071
Change in net unrealized appreciation (depreciation)	(121,383,216)	(98,246,008)
Net increase (decrease) in net assets resulting from operations	(101,313,467)	(41,088,471)
Distributions to shareholders	(40,155,247)	(61,680,325)
Share transactions
Proceeds from sales of shares	1,227,072,147	352,209,362
Reinvestment of distributions	23,902,311	36,101,327
Cost of shares redeemed	(1,414,849,935)	(393,502,142)
Net increase (decrease) in net assets resulting from share transactions	(163,875,477)	(5,191,453)
Total increase (decrease) in net assets	(305,344,191)	(107,960,249)

Net Assets
Beginning of period	2,278,182,185	2,386,142,434
End of period	$1,972,837,994	$2,278,182,185

Other Information
Shares
Sold	108,695,832	28,028,547
Issued in reinvestment of distributions	2,111,674	2,881,619
Redeemed	(125,061,450)	(31,327,255)
Net increase (decrease)	(14,253,944)	(417,089)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$12.71	$12.62	$11.95	$12.07
Income from Investment Operations
Net investment income (loss) A,B	.242	.248	.280	.316	.327
Net realized and unrealized gain (loss)	(.762)	(.469)	.111	.678	(.075)
Total from investment operations	(.520)	(.221)	.391	.994	.252
Distributions from net investment income	(.240)	(.248)	(.280)	(.316)	(.327)
Distributions from net realized gain	-	(.081)	(.021)	(.008)	(.045)
Total distributions	(.240)	(.329)	(.301)	(.324)	(.372)
Net asset value, end of period	$11.40	$12.16	$12.71	$12.62	$11.95
Total Return C	(4.24)%	(1.79)%	3.16%	8.41%	2.15%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.13%	1.97%	2.24%	2.56%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,972,838	$2,278,182	$2,386,142	$2,369,049	$2,140,001
Portfolio turnover rate F	25%	11%	20%	12%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed income, which is included in Miscellaneous expense on the Statement of Operations.   As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,359,283
Gross unrealized depreciation	(78,558,335)
Net unrealized appreciation (depreciation)	$(58,199,052)
Tax Cost	$1,837,715,697

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$291,348
Capital loss carryforward	$(20,393,133)
Net unrealized appreciation (depreciation) on securities and other investments	$(58,199,052)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,769,191)
Long-term	(17,623,942)
Total capital loss carryforward	$(20,393,133)

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Tax-exempt Income	$40,155,247	$46,476,238
Long-term Capital Gains	-	15,204,087
Total	$40,155,247	$ 61,680,325

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	446,041,662	807,376,942

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	4,000,000	-	-

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Massachusetts Municipal Income Fund	$3,444

6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,783.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $35,551.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Income Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 291 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's alternative investment, investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Massachusetts Municipal Income Fund	.45%
Actual		$ 1,000	$ 999.60	$ 2.27
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund is available on Fidelity.com or Institutional.Fidelity.com .

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 9.80% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2021.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution.  In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred t o below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of t he mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700542.126
MAS-ANN-0423
Fidelity® Massachusetts Municipal Money Market Fund
(formerly Fidelity® Massachusetts AMT Tax-Free Money Market Fund)

Annual Report
January 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance January 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Massachusetts Municipal Money Market Fund	1.32%
Institutional Class	1.53%
Premium Class	1.44%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2023, the most recent period shown in the table, would have been 1.48% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.2
8 - 30	3.4
31 - 60	3.1
61 - 90	1.4
91 - 180	6.7
> 180	3.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.4)%
Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 40.3%
	Principal Amount (a)	Value ($)
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.16% 2/7/23, VRDN (b)(c)	9,643,000	9,643,000
West Jefferson Indl. Dev. Series 2008, 1.78% 2/7/23, VRDN (b)	2,800,000	2,800,000
TOTAL ALABAMA		12,443,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 C, 1.95% 2/7/23, VRDN (b)	5,400,000	5,400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 2.16% 2/7/23, VRDN (b)(c)	400,000	400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.82% 2/7/23, VRDN (b)	100,000	100,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.9% 2/7/23, VRDN (b)(c)	900,000	900,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.84% 2/7/23, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 1.84% 2/7/23, VRDN (b)	1,000,000	1,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.85% 2/7/23, VRDN (b)	700,000	700,000
TOTAL KANSAS		3,900,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 2.3% 2/7/23, VRDN (b)	6,480,000	6,480,000
Massachusetts - 38.8%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.5% 2/7/23, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,310,000	3,310,000
Massachusetts Bay Trans. Auth.:
Series 2000 A2, 1.79% 2/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	16,550,000	16,550,000
Series 2022 A1, 1.68% 2/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	300,000	300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 1.68% 2/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	7,500,000	7,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.63% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	61,500,000	61,500,000
Series 2010 A2, 1.65% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	52,265,000	52,265,000
Series 2022 A1, 1.65% 2/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,600,000	4,600,000
Series 2022 A2, 1.65% 2/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	39,795,000	39,795,000
Series 2022 A3, 1.65% 2/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	38,175,000	38,175,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.5% 2/7/23, LOC Bank of America NA, VRDN (b)	19,810,000	19,810,000
(Boston Univ. Proj.):
Series U-6C, 1.15% 2/1/23, LOC TD Banknorth, NA, VRDN (b)	1,300,000	1,300,000
Series U-6E, 1.15% 2/1/23, LOC TD Banknorth, NA, VRDN (b)	9,920,000	9,920,000
(College of the Holy Cross Proj.) Series 2008 A, 1.25% 2/1/23, LOC Bank of America NA, VRDN (b)	21,545,000	21,545,000
(ISO New England, Inc. Proj.) Series 2005, 1.6% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	16,560,000	16,560,000
(Wilber School Apts. Proj.) Series 2008 A, 1.68% 2/7/23, LOC Bank of America NA, VRDN (b)	9,470,000	9,470,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.61% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	29,690,000	29,690,000
Series 2006:
1.65% 2/7/23, LOC PNC Bank NA, VRDN (b)	22,005,000	22,005,000
1.65% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	1,640,000	1,640,000
Series 2019, 1.72% 2/7/23, LOC Manufacturers & Traders Trust Co., VRDN (b)(d)	26,655,000	26,655,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 1.52% 2/7/23, VRDN (b)	13,550,000	13,550,000
Series 2005 J1, 1.52% 2/7/23, VRDN (b)	29,150,000	29,150,000
Series 2005 J2, 1.28% 2/1/23, VRDN (b)	11,890,000	11,890,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.65% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	33,000,000	33,000,000
Series 2009 J2, 1.1% 2/1/23, LOC TD Banknorth, NA, VRDN (b)	4,000,000	4,000,000
Series 2009 K, 1.65% 2/7/23, LOC Bank of America NA, VRDN (b)	26,265,000	26,265,000
(Harvard Univ. Proj.):
Series R, 0.4% 2/1/23, VRDN (b)	22,705,000	22,705,000
Series Y, 1.58% 2/7/23, VRDN (b)	90,085,000	90,085,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.45% 2/7/23, VRDN (b)	26,725,000	26,725,000
Series 2001 J2, 1.58% 2/7/23, VRDN (b)	78,195,000	78,195,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.6% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	16,695,000	16,695,000
(Williams College Proj.) Series J, 1.52% 2/7/23, VRDN (b)	12,067,000	12,067,000
Series 2009 O-1, 1.65% 2/7/23, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	7,710,000	7,710,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 1.66% 2/7/23, LOC Bank of America NA, VRDN (b)	29,875,000	29,875,000
Series 208, 1.68% 2/7/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,800,000	5,800,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.65% 2/7/23, LOC TD Banknorth, NA, VRDN (b)(c)	21,870,000	21,870,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.7% 2/7/23, LOC TD Banknorth, NA, VRDN (b)	28,300,000	28,300,000
Series 2008 C2, 1.6% 2/7/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	24,260,000	24,260,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.68% 2/7/23, LOC Freddie Mac, VRDN (b)	8,615,000	8,615,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.71% 2/7/23, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
TOTAL MASSACHUSETTS		918,347,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 2.16% 2/7/23, VRDN (b)(c)	3,700,000	3,700,000
Series 1998, 2.16% 2/7/23, VRDN (b)(c)	300,000	300,000
TOTAL NEBRASKA		4,000,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.73% 2/7/23, LOC Truist Bank, VRDN (b)	400,000	400,000
Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2.16% 2/7/23, VRDN (b)(c)	2,330,000	2,330,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $954,700,000)		954,700,000

Tender Option Bond - 25.9%
	Principal Amount (a)	Value ($)
California - 0.0%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	795,000	795,000
Colorado - 0.4%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,900,000	9,900,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.91%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	300,000	300,000
TOTAL COLORADO		10,200,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	845,000	845,000
Series Floaters 016, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500,000	4,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.84%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	200,000	200,000
TOTAL CONNECTICUT		5,545,000
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.78% 2/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	170,000	170,000
Florida - 0.2%
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 1.73% 2/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	200,000	200,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2022 025, 1.84% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	600,000	600,000
Orlando Health Participating VRDN Series 026, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	600,000	600,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 1.76% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,860,000	1,860,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 1.73% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	400,000	400,000
Series XM 08 68, 1.81% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	700,000	700,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	300,000	300,000
TOTAL FLORIDA		4,660,000
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 1.76% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	270,000	270,000
Illinois - 0.2%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.81% 2/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	600,000	600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,995,000	3,995,000
TOTAL ILLINOIS		4,595,000
Maryland - 0.4%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	300,000	300,000
RBC Muni. Products, Inc. Trust Bonds Series 2023, 1.86%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,200,000	1,200,000
Univ. of Maryland Med. Sys., Participating VRDN Series 2022 031, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,200,000	7,200,000
TOTAL MARYLAND		8,700,000
Massachusetts - 24.0%
Beth Israel Lahey Health Participating VRDN Series XF 11 53, 1.72% 2/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	2,655,000	2,655,000
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 1.25% 2/1/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	10,895,000	10,895,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series XL 02 78, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,625,000	5,625,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2022 XL 03 70, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,625,000	5,625,000
Series Floaters XF 06 10, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,495,000	13,495,000
Series Floaters XF 26 06, 1.66% 2/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,000,000	4,000,000
Series Floaters ZF 25 67, 1.67% 2/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,370,000	5,370,000
Series Floaters ZF 25 68, 1.67% 2/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	7,965,000	7,965,000
Series XF 09 23, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,665,000	4,665,000
Series XM 10 79, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	12,800,000	12,800,000
Series 2016 XF2207, 1.7% 2/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000,000	4,000,000
Series 2016 XM0137, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,815,000	7,815,000
Series 2018 XF 26 55, 1.7% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,740,000	4,740,000
Series 2022 XL 03 65, 1.69% 2/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	4,340,000	4,340,000
Series Floaters E 130, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	38,235,000	38,235,000
Series Floaters XF 27 05, 1.66% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,040,000	8,040,000
Series Floaters YX 10 74, 1.69% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,560,000	8,560,000
Series Floaters ZF 27 22, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	14,665,000	14,665,000
Series MS 3373, 1.68% 2/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000,000	8,000,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 25 11, 1.71% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,685,000	1,685,000
Series Floaters XG 01 39, 1.71% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	13,055,000	13,055,000
Series XM 07 57, 1.73% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	6,665,000	6,665,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	21,630,000	21,630,000
Series 2022 ZL 03 66, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000,000	5,000,000
Series E 144, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	50,000,000	50,000,000
Series Floaters G4, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	17,100,000	17,100,000
Series Floaters G9, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000,000	5,000,000
Series Floaters XF 05 30, 1.7% 2/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	6,665,000	6,665,000
Series Floaters XF 25 74, 1.67% 2/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	6,000,000	6,000,000
Series Floaters XF 27 06, 1.66% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	26,400,000	26,400,000
Series XM 10 21, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,250,000	4,250,000
Series ZL 02 83, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	14,165,000	14,165,000
Series ZL 03 39, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	6,000,000	6,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 1.68% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,550,000	5,550,000
Series Floaters XM 02 32, 1.68% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,010,000	6,010,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series 2022 039, 1.28% 2/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,240,000	1,240,000
Series 2022 XF 30 54, 1.71% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	11,250,000	11,250,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500,000	7,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 2022 XL 03 71, 1.3% 2/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,535,000	2,535,000
Series EGL 15 0004, 1.68% 2/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	63,360,000	63,360,000
Series Floaters XF 25 46, 1.7% 2/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,480,000	4,480,000
Series Floaters XF 27 75, 1.69% 2/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	9,750,000	9,750,000
Series Solar 17 13, 1.3% 2/1/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	15,360,000	15,360,000
Series XM 10 51, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,475,000	4,475,000
Series ZL 02 95, 1.69% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,750,000	11,750,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.84%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	5,490,000	5,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 27 01, 1.67% 2/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000,000	4,000,000
RBC Muni. Products, Inc. Trust Participating VRDN Series E 148, 1.69% 2/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	40,000,000	40,000,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.7% 2/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,615,000	7,615,000
Tender Option Bond Trust Receipts Participating VRDN Series 2016 B, 1.71% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	8,100,000	8,100,000
TOTAL MASSACHUSETTS		567,570,000
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.76% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	185,000	185,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 1.85% 2/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	2,700,000	2,700,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.81% 3/14/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	700,000	700,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.76% 2/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	590,000	590,000
Ohio Hosp. Rev. Participating VRDN Series 002, 1.81% 3/14/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300,000	2,300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.86%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	600,000	600,000
TOTAL OHIO		3,690,000
Texas - 0.0%
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	390,000	390,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.86%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 1.81% 2/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000,000	2,000,000
TOTAL TENDER OPTION BOND (Cost $612,270,000)		612,270,000

Other Municipal Security - 20.0%
	Principal Amount (a)	Value ($)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2013 C, 6.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	2,180,000	2,216,136
Massachusetts - 19.8%
Boston Gen. Oblig. Bonds:
Series 2013 A, 5% 3/1/23	1,290,000	1,292,315
Series 2014 A, 5% 3/1/23	100,000	100,184
Series 2015 A, 5% 4/1/23	100,000	100,383
Series 2020 D, 5% 3/1/23	4,140,000	4,148,080
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 2.7% 3/6/23, LOC TD Banknorth, NA, CP	15,500,000	15,500,000
Brockton Gen. Oblig. BAN Series 2022, 3% 6/16/23	1,855,833	1,858,417
Brookline Gen. Oblig. Bonds Series 2022, 5% 3/15/23	480,000	481,352
Cambridge Gen. Oblig. Bonds:
Series 2015 A, 4% 2/15/23	280,000	280,165
Series 2017 B, 5% 2/15/23	1,000,000	1,001,071
Series 2018 B, 5% 2/15/23	125,000	125,124
Series 2019, 5% 2/15/23	510,000	510,468
Series 2020, 5% 2/15/23	1,755,000	1,757,089
Series 2022, 5% 2/15/23	800,000	800,832
Falmouth Gen. Oblig. BAN Series 2023, 5% 10/13/23	4,911,485	4,975,156
Gloucester Gen. Oblig. BAN Series 2022, 4% 9/15/23	23,175,000	23,391,984
Groton BAN Series 2022, 2% 2/17/23	8,142,659	8,146,908
Hingham Gen. Oblig. Bonds Series 2020, 5% 2/15/23	100,000	100,082
Lexington Gen. Oblig. Bonds:
Series 2018, 5% 2/15/23	715,000	715,714
Series 2019, 5% 2/1/23	225,000	225,000
Series 2020, 5% 2/1/23	750,000	750,000
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2022 A1, 5% 7/1/23	3,195,000	3,222,917
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds:
Series 2005 A, 5% 7/1/23	680,000	685,452
Series 2006 B, 5.25% 7/1/23	125,000	126,306
Series 2016 A, 0% 7/1/23	120,000	118,442
Massachusetts Clean Wtr. Trust Bonds:
Series 2014, 5% 8/1/23	5,530,000	5,583,049
Series 2017 20, 5% 2/1/23	3,795,000	3,795,000
Series 2021 23A, 4% 2/1/23	3,000,000	3,000,000
Series 2021 B, 5% 2/1/23	480,000	480,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2023, 2.15% tender 2/2/23 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/23	135,000	136,306
Series 2014 M4:
5% 7/1/23	475,000	479,069
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100)	1,085,000	1,095,187
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100)	2,400,000	2,417,868
Series 2015 O2, 5% 7/1/23	155,000	155,989
Series 2020 A2, 5% 7/1/23	5,000,000	5,034,773
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2016 J, 5% 7/1/23 (c)	9,120,000	9,182,706
Series 2017 A, 5% 7/1/23 (c)	3,615,000	3,637,330
Series 2018 B, 5% 7/1/23 (c)	6,860,000	6,904,274
Series 2020 C, 5% 7/1/23 (c)	115,000	115,932
Massachusetts Gen. Oblig. Bonds:
Series 2006 B, 5.25% 9/1/23	8,125,000	8,228,607
Series 2015 A, 5% 5/1/23	300,000	301,449
Series 2016 A, 5% 3/1/23	2,860,000	2,865,638
Series 2016 B, 5% 7/1/23	600,000	605,226
Series 2017 C, 5% 2/1/23	1,645,000	1,645,000
Series 2018 C, 5% 9/1/23	700,000	710,007
Series 2019 A, 5% 7/1/23	185,000	186,832
Series 2019 F, 5% 5/1/23	3,975,000	3,999,437
Series 2020 A, 5%, tender 6/1/23 (b)	36,980,000	37,213,930
Series E, 5% 11/1/23	290,000	295,107
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2022 H1, 2.4% tender 2/3/23, CP mode	14,345,000	14,345,000
Series 2022:
2.2% tender 2/1/23, CP mode	12,500,000	12,500,000
2.2% tender 2/2/23, CP mode	9,560,000	9,560,000
2.5% tender 2/6/23, CP mode	12,530,000	12,530,000
Series 2023 2, 2.75% tender 5/4/23, CP mode	12,640,000	12,640,000
Series 2023:
2.67% tender 5/9/23, CP mode	17,750,000	17,750,000
2.7% tender 5/8/23, CP mode	19,585,000	19,585,000
3.2% tender 3/2/23, CP mode	16,050,000	16,050,000
Massachusetts Hsg. Fin. Auth. Bonds Series 2021 221, 5% 6/1/23	520,000	523,097
Massachusetts Port Auth. Rev. Bonds:
Series 2015 B, 5% 7/1/23 (c)	600,000	604,154
Series 2019 A, 5% 7/1/23 (c)	4,840,000	4,871,101
Series 2019 C, 5% 7/1/23 (c)	610,000	613,924
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2013 A:
5% 5/15/23 (Escrowed to Maturity)	180,000	180,901
5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	265,000	266,249
5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	9,895,000	9,970,920
5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	5,700,000	5,740,526
Massachusetts State College Bldg. Auth. Rev. Bonds:
Series 1999 A, 0% 5/1/23 (Escrowed to Maturity)	3,000,000	2,977,502
Series 2003 B, 0% 5/1/23	8,745,000	8,687,192
Series 2014 A:
5% 5/1/23 (Pre-Refunded to 5/1/23 @ 100)	400,000	402,410
5% 5/1/23 (Pre-Refunded to 5/1/23 @ 100)	500,000	502,284
Series 2017 D, 5% 5/1/23	260,000	261,544
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2007 B, 5.25% 8/1/23	100,000	101,109
Series 2013 A, 5% 8/1/23	120,000	121,443
Series 2022, 3.4% 2/15/23, LOC TD Banknorth, NA, CP	22,100,000	22,100,000
Melrose Gen. Oblig. BAN Series 2022, 4% 9/21/23	6,162,471	6,215,888
Natick Gen. Oblig. BAN Series 2022, 5% 6/22/23	6,473,900	6,525,792
North Middlesex Reg'l. School District BAN Series 2022, 3% 2/3/23	10,932,303	10,933,671
Salisbury Gen. Oblig. BAN Series 2022, 4% 9/8/23	3,568,010	3,599,330
Somerville Gen. Oblig. BAN Series 2022, 3.5% 6/2/23	770,000	770,916
Town of Millbury BAN Series 2023, 4.5% 9/1/23 (h)	20,000,000	20,224,000
Waltham Gen. Oblig. BAN Series 2022, 3% 4/28/23	15,000,000	15,029,152
Wellesley Gen. Oblig. Bonds Series 2021, 5% 4/1/23	150,000	150,443
Westborough Gen. Oblig. BAN Series 2022, 3% 3/29/23	5,132,719	5,137,251
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. BAN Series 2022, 3.25% 3/30/23 (Massachusetts Gen. Oblig. Guaranteed)	20,000,000	20,027,960
Worcester Gen. Oblig.:
BAN Series 2022, 3% 3/1/23	22,000,000	22,018,006
Bonds:
Series 2020, 5% 2/15/23	150,000	150,104
Series 2022, 5% 2/1/23	4,400,000	4,400,000
TOTAL MASSACHUSETTS		469,849,026
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.91%, tender 8/29/23 (b)(i)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY (Cost $473,165,162)		473,165,162

Investment Company - 15.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.40% (j)(k) (Cost $360,141,969)	360,076,678	360,141,969

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,400,277,131)	2,400,277,131
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(32,330,031)
NET ASSETS - 100.0%	2,367,947,100

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,655,000 or 1.1% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,680,000 or 0.3% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	300,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.84%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	12/20/22	200,000

Denver City & County Arpt. Rev. Bonds Series G-114, 1.91%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	300,000

Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.84%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	5,490,000

North Texas Tollway Auth. Rev. Bonds Series G-112, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	390,000

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.86%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	600,000

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.86%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	300,000

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.86%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.40%	-	419,716,969	59,575,000	2,209,581	-	-	360,141,969	14.1%
Fidelity Tax-Free Cash Central Fund 1.39%	129,923,977	346,216,001	476,150,100	1,147,532	10,122	-	-	0.0%
Total	129,923,977	765,932,970	535,725,100	3,357,113	10,122	-	360,141,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,040,135,162)	$2,040,135,162
Fidelity Central Funds (cost $360,141,969)	360,141,969

Total Investment in Securities (cost $2,400,277,131)		$2,400,277,131
Cash		5,110,409
Receivable for investments sold		2,000,000
Receivable for fund shares sold		725,885
Interest receivable		9,545,137
Distributions receivable from Fidelity Central Funds		622,616
Receivable from investment adviser for expense reductions		48,653
Other receivables		6,374
Total assets		2,418,336,205
Liabilities
Payable for investments purchased
Regular delivery	$11,394,142
Delayed delivery	20,224,000
Payable for fund shares redeemed	17,639,132
Distributions payable	563,456
Accrued management fee	407,879
Other affiliated payables	151,316
Other payables and accrued expenses	9,180
Total Liabilities		50,389,105
Net Assets		$2,367,947,100
Net Assets consist of:
Paid in capital		$2,367,890,827
Total accumulated earnings (loss)		56,273
Net Assets		$2,367,947,100

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value , offering price and redemption price per share ($3,949,498 ÷ 3,949,680 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($1,201,471,712 ÷ 1,200,022,338 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($1,162,525,890 ÷ 1,160,686,742 shares)		$1.00

Statement of Operations
		Year ended January 31, 2023
Investment Income
Interest		$22,456,326
Income from Fidelity Central Funds		3,352,733
Total Income		25,809,059
Expenses
Management fee	$3,224,301
Transfer agent fees	1,100,166
Distribution and service plan fees	138
Independent trustees' fees and expenses	5,192
Miscellaneous	8,889
Total expenses before reductions	4,338,686
Expense reductions	(595,875)
Total expenses after reductions		3,742,811
Net Investment income (loss)		22,066,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,334
Fidelity Central Funds	10,122
Capital gain distributions from Fidelity Central Funds	4,380
Total net realized gain (loss)		15,836
Net increase in net assets resulting from operations		$22,082,084
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,066,248	$117,942
Net realized gain (loss)	15,836	192,800
Net increase in net assets resulting from operations	22,082,084	310,742
Distributions to shareholders	(22,053,863)	(251,767)
Share transactions - net increase (decrease)	1,257,661,702	(196,643,539)
Total increase (decrease) in net assets	1,257,689,923	(196,584,564)

Net Assets
Beginning of period	1,110,257,177	1,306,841,741
End of period	$2,367,947,100	$1,110,257,177

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

Years ended January 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.007
Net realized and unrealized gain (loss)	- C
Total from investment operations	.007
Distributions from net investment income	(.007)
Total distributions	(.007)
Net asset value, end of period	$1.00
Total Return D,E	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H
Expenses net of fee waivers, if any	.42% H
Expenses net of all reductions	.41% H
Net investment income (loss)	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,949

A For the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	- B	.004	.013	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.011	- B	.004	.013	.012
Distributions from net investment income	(.011)	- B	(.004)	(.013)	(.012)
Distributions from net realized gain	-	- B	- B	- B	-
Total distributions	(.011)	- B	(.004)	(.013)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.14%	.02%	.36%	1.27%	1.25%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.07%	.19%	.20%	.20%
Expenses net of all reductions	.20%	.07%	.18%	.20%	.20%
Net investment income (loss)	1.39%	.01%	.40%	1.25%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,201,472	$907,646	$1,073,961	$1,741,405	$1,508,445

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Massachusetts Municipal Money Market Fund Premium Class

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.010	- B	.003	.012	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.010	- B	.003	.012	.011
Distributions from net investment income	(.010)	- B	(.003)	(.012)	(.011)
Distributions from net realized gain	-	- B	- B	- B	-
Total distributions	(.010)	- B	(.003)	(.012)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.05%	.02%	.31%	1.17%	1.15%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.29%	.07%	.23%	.30%	.30%
Expenses net of all reductions	.29%	.07%	.23%	.30%	.30%
Net investment income (loss)	1.30%	.01%	.35%	1.15%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,162,526	$202,508	$232,777	$293,167	$282,538

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended January 31, 2023

1 . Organization.
Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Premium Class (formerly Massachusetts AMT Tax-Free Money Market Fund) and Institutional Class shares, each of which has equal rights as to assets and voting privileges.   Service Class was liquidated on August 12, 2022. Fidelity Massachusetts Municipal Money Market Fund shares commenced sale on September 22, 2022. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations.   As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,400,277,131

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$119,504
Capital loss carryforward	$(60,859)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(60,859)
Long-term	(-)
Total capital loss carryforward	$(60,859)

The Fund intends to elect to defer to its next fiscal year $542 of capital losses recognized during the period November 1,2022 to January 31,2023.

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Tax-exempt Income	$22,053,863	$117,755
Long-term Capital Gains	-	134,012
Total	$22,053,863	$251,767

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund adopted separate Distribution and Service Plans for each class of shares. Service Class paid Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC paid financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$138	$138

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Fidelity Massachusetts Municipal Money Market Fund and Premium Class, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Fidelity Massachusetts Municipal Money Market Fund and Premium Class pay a transfer agent fee equal to an annual rate of .22% and .10% of class-level average net assets, respectively. For the period, transfer agent fees for each class were as follows:

Amount
Fidelity Massachusetts Municipal Money Market Fund	$670
Institutional Class	529,120
Premium Class	570,349
Service Class	27
$ 1,100,166
During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Money Market Fund	27,645,000	26,515,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $522,204 and $29, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Institutional Class	$27,967
Premium Class	31,515
Service Class	36

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,213. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction
Premium Class	$102

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,809.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2023 A	Year ended January 31, 2022
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$5,309	$-
Institutional Class	12,692,922	207,165
Premium Class	9,355,510	44,579
Service Class	122	23
Total	$ 22,053,863	$251,767

A Distributions for Fidelity Massachusetts Municipal Money Market Fund are for the period September 16, 2022 (commencement of sale of shares) through January 31, 2023.
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2023 A	Year ended January 31, 2022	Year ended January 31, 2023 A	Year ended January 31, 2022
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	4,771,313	-	$4,771,313	$ -
Reinvestment of distributions	5,227	-	5,227	-
Shares redeemed	(826,860)	-	(826,860)	-
Net increase (decrease)	3,949,680	-	$3,949,680	$ -
Institutional Class
Shares sold	1,351,755,115	164,149,672	$1,351,755,115	$164,149,672
Reinvestment of distributions	10,369,998	167,826	10,369,998	167,826
Shares redeemed	(1,068,719,353)	(330,688,195)	(1,068,719,353)	(330,688,195)
Net increase (decrease)	293,405,760	(166,370,697)	$293,405,760	$(166,370,697)
Premium Class
Shares sold	248,999,145	81,899,804	$248,999,800	$81,899,804
Issued in exchange for the shares of the Target Fund(s)	1,009,038,794	-	1,010,960,863	-
Reinvestment of distributions	8,765,318	40,282	8,765,318	40,282
Shares redeemed	(308,316,548)	(112,212,951)	(308,316,548)	(112,212,951)
Net increase (decrease)	958,486,709	(30,272,865)	$960,409,433	$(30,272,865)
Service Class
Reinvestment of distributions	90	23	90	23
Shares redeemed	(103,155)	-	(103,261)	-
Net increase (decrease)	(103,065)	23	$(103,171)	$23

A   Share transactions for Fidelity Massachusetts Municipal Money Market Fund are for the period September 16, 2022 (commencement of sale of shares) through January 31, 2023.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Merger Information.
On September 16, 2022, Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Massachusetts Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by Fidelity Massachusetts Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) of Fidelity Massachusetts Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity Massachusetts Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity Massachusetts Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Massachusetts Municipal Money Market Fund	1,008,064,249	0	1,010,960,863	1,009,038,794	1.0000

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund)	1,264,821,342	2,275,782,205

Pro forma results of operations of the combined entity for the entire period ended January 31, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date, are as follows:

Net investment income (loss)	$25,310,746
Total net realized gain (loss)	(52,595)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$25,258,151

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 16, 2022.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Money Market Fund (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 291 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's alternative investment, investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023) for Institutional Class and Premium Class and for the period (September 22, 2022 to January 31, 2023) for Fidelity® Massachusetts Municipal Money Market Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2023	Expenses Paid During Period
Fidelity® Massachusetts Municipal Money Market Fund
Fidelity® Massachusetts Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,006.90	$ 1.52 C
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14 D
Institutional Class	.20%
Actual		$ 1,000	$ 1,009.60	$ 1.01 C
Hypothetical- B		$ 1,000	$ 1,024.20	$ 1.02 D
Premium Class	.30%
Actual		$ 1,000	$ 1,009.10	$ 1.52 C
Hypothetical- B		$ 1,000	$ 1,023.69	$ 1.53 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period) for  Institutional Class and Premium Class and multiplied by 132 / 365 (to reflect the period September 22, 2022 to January 31, 2023) for Fidelity® Massachusetts Municipal Money Market Fund.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $12,421, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended January 31, 2023, 100% of the Fidelity Massachusetts Municipal Money Market Fund's (formerly Fidelity Massachusetts AMT Tax-Free Money Market Fund) income dividends were free from federal income tax, and 9.73% of the fund's income dividends was subject to the federal alternative minimum tax.

During the fiscal year ended September 16, 2022 (merger date), 100% of the Target Fund's (Fidelity Massachusetts Municipal Money Market Fund) income dividends were free from federal income tax, and 19.82% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Money Market Fund (formerly, Fidelity Massachusetts AMT Tax-Free Money Market Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (Institutional Class) and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Institutional Class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the Institutional Class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class and Service Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% and 0.45% through at least April 1, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.854000.115
SMA-ANN-0423

Item 2.

Code of Ethics

As of the end of the period, January 31, 2023, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$40,900	$-	$7,700	$1,000
Fidelity Massachusetts Municipal Money Market Fund	$31,600	$-	$5,400	$700

January 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$40,500	$-	$7,400	$900
Fidelity Massachusetts Municipal Money Market Fund	$30,000	$-	$5,200	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2023A	January 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2023A	January 31, 2022A
Deloitte Entities	$473,300	$541,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023